Share-Based Payments Reserves - Schedule of Share-Based Payment Arrangements (Details)						6 Months Ended
	Sep. 26, 2025 $ / shares	Jul. 11, 2025 USD ($)	May 26, 2025 USD ($)	Jan. 28, 2025 USD ($)	Jan. 06, 2025 USD ($)	Jun. 30, 2026 CAD ($) years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						17,842,217
Number exercisable						13,475,030
Fair value at grant date (in Dollars)		$ 523,906	$ 227,702	$ 3,591,500	$ 304,449	$ 12,002,942
Grant date share price (in Dollars per share)	$ 2.63
Expected volatility		143.00%	143.00%	150.00%	151.00%
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		3.03%	2.92%	2.89%	2.96%
Exercise Price 1.58 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						500,000
Number exercisable						500,000
Grant date						13-Aug-21
Expiry date						13-Aug-26
Exercise price (in Dollars per share)						$ 1.58
Fair value at grant date (in Dollars) | $						$ 469,962
Grant date share price (in Dollars per share)						$ 1.43
Expected volatility						144.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						0.84%
Exercise Price 2.10 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						210,000
Number exercisable						210,000
Grant date						13-Oct-21
Expiry date						13-Oct-26
Exercise price (in Dollars per share)						$ 2.1
Fair value at grant date (in Dollars) | $						$ 292,262
Grant date share price (in Dollars per share)						$ 2.1
Expected volatility						144.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						1.27%
Exercise Price 3.92 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						500,000
Number exercisable						500,000
Grant date						9-Nov-21
Expiry date						9-Nov-26
Exercise price (in Dollars per share)						$ 3.92
Fair value at grant date (in Dollars) | $						$ 478,839
Grant date share price (in Dollars per share)						$ 3.92
Expected volatility						144.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						1.37%
Exercise Price 2.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						500,000
Number exercisable						500,000
Grant date						9-May-22
Expiry date						9-May-27
Exercise price (in Dollars per share)						$ 2
Fair value at grant date (in Dollars) | $						$ 437,859
Grant date share price (in Dollars per share)						$ 1.34
Expected volatility						146.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.76%
Exercise Price 1.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						500,000
Number exercisable						500,000
Grant date						20-May-22
Expiry date						20-May-27
Exercise price (in Dollars per share)						$ 1
Fair value at grant date (in Dollars) | $						$ 247,278
Grant date share price (in Dollars per share)						$ 0.75
Expected volatility						147.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.70%
Exercise Price 0.17 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						500,000
Number exercisable						500,000
Grant date						17-Oct-22
Expiry date						17-Oct-27
Exercise price (in Dollars per share)						$ 0.17
Fair value at grant date (in Dollars) | $						$ 55,736
Grant date share price (in Dollars per share)						$ 0.17
Expected volatility						150.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.60%
Exercise Price 0.29 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						500,000
Number exercisable						500,000
Grant date						24-Nov-23
Expiry date						24-Nov-28
Exercise price (in Dollars per share)						$ 0.29
Fair value at grant date (in Dollars) | $						$ 102,077
Grant date share price (in Dollars per share)						$ 0.29
Expected volatility						152.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.83%
Exercise Price 0.45 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						4,500,000
Number exercisable						4,500,000
Grant date						4-Dec-23
Expiry date						4-Dec-28
Exercise price (in Dollars per share)						$ 0.45
Fair value at grant date (in Dollars) | $						$ 1,599,727
Grant date share price (in Dollars per share)						$ 0.45
Expected volatility						152.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.54%
Exercise Price 0.69 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						100,000
Number exercisable						100,000
Grant date						12-Mar-24
Expiry date						12-Mar-29
Exercise price (in Dollars per share)						$ 0.69
Fair value at grant date (in Dollars) | $						$ 47,089
Grant date share price (in Dollars per share)						$ 0.69
Expected volatility						154.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.47%
Exercise Price 0.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						62,500
Number exercisable						62,500
Grant date						23-Apr-24
Expiry date						23-Apr-29
Exercise price (in Dollars per share)						$ 0.77
Fair value at grant date (in Dollars) | $						$ 30,202
Grant date share price (in Dollars per share)						$ 0.77
Expected volatility						154.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.79%
Exercise Price 0.77 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						250,000
Number exercisable						250,000
Grant date						1-May-24
Expiry date						1-May-29
Exercise price (in Dollars per share)						$ 0.77
Fair value at grant date (in Dollars) | $						$ 127,929
Grant date share price (in Dollars per share)						$ 0.77
Expected volatility						154.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.63%
Exercise Price 1.28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						4,000,000
Number exercisable						4,000,000
Grant date						4-Jun-24
Expiry date						4-Jun-29
Exercise price (in Dollars per share)						$ 1.26
Fair value at grant date (in Dollars) | $						$ 3,445,474
Grant date share price (in Dollars per share)						$ 1.26
Expected volatility						155.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						4.08%
Exercise Price 1.26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						3,667,187
Number exercisable
Grant date						29-Jul-24
Expiry date						29-Jul-29
Exercise price (in Dollars per share)						$ 2.17
Fair value at grant date (in Dollars) | $
Grant date share price (in Dollars per share)						$ 2.39
Expected volatility						156.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.20%
Exercise Price 2.28 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						100,000
Number exercisable						75,000
Grant date						4-Nov-24
Expiry date						4-Nov-29
Exercise price (in Dollars per share)						$ 2.28
Fair value at grant date (in Dollars) | $						$ 155,335
Grant date share price (in Dollars per share)						$ 2.3
Expected volatility						150.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.04%
Exercise Price 2.28 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						46,500
Number exercisable						46,500
Grant date						4-Nov-24
Expiry date						4-Nov-29
Exercise price (in Dollars per share)						$ 2.28
Fair value at grant date (in Dollars) | $						$ 72,368
Grant date share price (in Dollars per share)						$ 2.3
Expected volatility						150.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.04%
Exercise Price 4.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						100,000
Number exercisable						75,000
Grant date						6-Dec-24
Expiry date						6-Dec-29
Exercise price (in Dollars per share)						$ 4.5
Fair value at grant date (in Dollars) | $						$ 355,534
Grant date share price (in Dollars per share)						$ 5.24
Expected volatility						151.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.81%
Exercise Price 4.50 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						35,000
Number exercisable						35,000
Grant date						6-Dec-24
Expiry date						6-Dec-29
Exercise price (in Dollars per share)						$ 4.5
Fair value at grant date (in Dollars) | $						$ 124,892
Grant date share price (in Dollars per share)						$ 5.24
Expected volatility						151.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.81%
Exercise Price 4.59 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						100,000
Number exercisable						100,000
Grant date						6-Jan-25
Expiry date						6-Jan-30
Exercise price (in Dollars per share)						$ 4.59
Fair value at grant date (in Dollars) | $						$ 304,449
Grant date share price (in Dollars per share)						$ 4.59
Expected volatility						151.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.96%
Exercise Price 4.52 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						850,000
Number exercisable						850,000
Grant date						28-Jan-25
Expiry date						28-Jan-30
Exercise price (in Dollars per share)						$ 4.52
Fair value at grant date (in Dollars) | $						$ 2,515,536
Grant date share price (in Dollars per share)						$ 4.52
Expected volatility						150.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.89%
Exercise Price 4.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						50,304
Number exercisable						50,304
Grant date						26-May-25
Expiry date						26-May-30
Exercise price (in Dollars per share)						$ 4.97
Fair value at grant date (in Dollars) | $						$ 162,653
Grant date share price (in Dollars per share)						$ 4.97
Expected volatility						143.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.92%
Exercise Price 4.97 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						50,304
Number exercisable						50,304
Grant date						26-May-25
Expiry date						26-May-30
Exercise price (in Dollars per share)						$ 4.97
Fair value at grant date (in Dollars) | $						$ 162,653
Grant date share price (in Dollars per share)						$ 4.97
Expected volatility						143.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.92%
Exercise Price 4.97 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						70,422
Number exercisable						70,422
Grant date						26-May-25
Expiry date						26-May-30
Exercise price (in Dollars per share)						$ 4.97
Fair value at grant date (in Dollars) | $						$ 227,702
Grant date share price (in Dollars per share)						$ 4.97
Expected volatility						143.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						2.92%
Exercise Price 4.00 [Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						200,000
Number exercisable
Grant date						11-Jul-25
Expiry date						11-Jul-30
Exercise price (in Dollars per share)						$ 4
Fair value at grant date (in Dollars) | $						$ 504,949
Grant date share price (in Dollars per share)						$ 4
Expected volatility						143.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.03%
Exercise Price 1.03 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding						450,000
Grant date						15-Apr-26
Expiry date						15-Apr-31
Exercise price (in Dollars per share)						$ 1.03
Fair value at grant date (in Dollars) | $						$ 82,437
Grant date share price (in Dollars per share)						$ 1.03
Expected volatility						137.00%
Expected life (yrs) (in years) | years						5
Expected dividend yield						0.00%
Risk-free interest rate						3.04%